Loan Payable (Details)	Apr. 22, 2020 USD ($)
Debt Disclosure [Abstract]
Loan payable	$ 41,250
Company requirements percentage	100.00%
Forgiven PPP Loan amount	$ 41,250
Interest forgiven in full	$ 298